Interbank deposits and securities purchased under agreements to resell	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Interbank deposits and securities purchased under agreements to resell
Note 4 - Interbank deposits and securities purchased under agreements to resell

	12/31/2020			12/31/2019
	Current	Non-current	Total	Current	Non-current	Total
Securities purchased under agreements to resell (1)	239,848	87	239,935	198,260	162	198,422
Collateral held	63,087	87	63,174	44,901	162	45,063
Collateral repledge	150,591	—	150,591	134,116	—	134,116
Assets received as collateral with right to sell or repledge	20,367	—	20,367	6,644	—	6,644
Assets received as collateral without right to sell or repledge	130,224	—	130,224	127,472	—	127,472
Collateral sold	26,170	—	26,170	19,243	—	19,243
Interbank deposits	48,586	7,051	55,637	31,075	3,506	34,581

Total (2)	288,434	7,138	295,572	229,335	3,668	233,003

(1)
The amounts of R$ 11,119 (R$ 8,544 at 12/31/2019) are pledged in guarantee of operations on B3 S.A. - Brasil, Bolsa, Balcão (B3) and Central Bank of Brazil and the amounts of R$ 176,760 (R$ 153,359 at 12/31/2019) are pledged in guarantee of repurchase commitment transactions.

(2)	Includes losses in the amounts of R$ (56) (R$ (8) at 12/31/2019).